Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of components of income tax expense and benefits

	2023	2022
	$	$
Current income tax
Expense for the year	127	—
Current income tax expense	127	—

Deferred income tax
Origination and reversal of temporary differences	(52,653)	(63,178)
Change in unrecognized deductible temporary differences	26,844	63,051
Other	3,165	1,833
Deferred income tax (expense) recovery	(22,644)	1,706
Income tax (expense) recovery	(22,517)	1,706

Schedule of reconciliation of income

	2023	2022
	$	$
Loss before income taxes	(204,390)	(190,754)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(54,163)	(50,550)
Increase in income taxes resulting from:
Non-deductible expenses, net	1,563	(291)
Non-taxable (non-deductible) portion of capital losses, net	(1,120)	(8,202)
Share of equity associate loss	81	78
Change in unrecognized deferred tax assets	26,844	63,051
Differences in foreign statutory tax rates	2,164	(3,970)
Deferred premium on flow-through shares	—	810
Effect of flow-through shares renunciation	—	(1,052)
Other	2,114	1,832
Total income tax expense (recovery)	(22,517)	1,706

Schedule of deferred tax assets and liabilities

	2023	2022
	$	$
Deferred tax assets:
Non-capital losses	—	929
Deferred and restricted share units	—	29
Other	—	8,209
Deferred tax assets	—	9,167

Deferred tax liabilities:
Property, Plant & Equipment	—	(3,873)
Stream Interest	—	(28,823)
Other	—	(45)
Deferred tax liability	—	(32,741)
Deferred tax liability, net	—	(23,574)

Schedule of movement for deferred tax assets and deferred tax liabilities

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2022	(loss)	income	adjustment	2023
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	929	(933)	—	4	—
Deferred and restricted share units	29	(29)	—	—	—
Other assets	8,209	(8,248)	—	39	—

Deferred tax liabilities:
Investments	—	(1,010)	1,010	—	—
Stream interests	(28,823)	28,929	—	(106)	—
Property, Plant, & Equipment	(3,873)	3,890	—	(17)	—
Other Liabilities	(45)	45	—	—	—
	(23,574)	22,644	1,010	(80)	—

		Statement	Other
	Dec. 31,	Of income	comprehensive	Translation	Business	Dec. 31,
	2021	(loss)	income	adjustment	combination	2022
	$	$	$	$	$	$
Deferred tax assets:
Non-capital losses	—	937	—	(8)	—	929
Deferred and restricted share units	—	56	—	(2)	(25)	29
Other assets	—	5,053	—	116	3,040	8,209

Deferred tax liabilities:
Investments	(1,205)	1,205	—	—	—	—
Stream interests	—	(6,429)	—	(1,040)	(21,354)	(28,823)
Property, Plant, & Equipment	—	(2,528)	—	(44)	(1,301)	(3,873)
Other Liabilities	—	—	—	(2)	(43)	(45)
	(1,205)	(1,706)	—	(980)	(19,683)	(23,574)

Schedule of unrecognized deferred tax assets

	2023	2022
	$	$
Non-capital losses carried forward	146,800	116,656
Mineral stream interests – Mexico	8,001	8,789
Unrealized losses on investments in associates	1,505	3,124
Other	668	156
	156,974	128,725